================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22137

                       Oppenheimer Master Loan Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                      Principal
                                                                        Amount                      Value
                                                                      ---------                   -----------
CORPORATE LOANS-95.2%
CONSUMER DISCRETIONARY-30.4%
AUTO COMPONENTS-2.0%
Allison Transmission, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.94%, 8/7/14(1)                                           $20,413,490                 $20,048,263
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.25%, 5/18/17(1)                                 5,586,000                   5,596,474
Remy International, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B,
6.25%, 12/16/16(1)                                                      3,646,675                   3,669,467
TI Automotive Ltd., Sr. Sec. Credit Facilities
1st Lien Term Loan, 9.50%, 7/29/16(1)                                   4,577,000                   4,611,328
Transtar Industries, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.50%, 12/21/16(1)                       3,134,250                   3,147,962
UCI International, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B,
5.50%, 7/26/17(1)                                                       3,830,750                   3,861,078
                                                                                                  -----------
                                                                                                   40,934,572
AUTOMOBILES-0.0%
Chrysler LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B1, 5.333%, 8/3/13(2)                                9,001,403                      45,052
DISTRIBUTORS-1.9%
General Nutrition Centers, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan,
Tranche B, 4.25%, 3/2/18(1)                                             7,205,000                   7,219,374
Leslie's Poolmart, Inc., Sr. Sec. Credit
Facilities Term Loan, 4.50%, 11/21/16(1)                                8,706,250                   8,711,691
Rite Aid Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche 5, 4.50%, 3/3/18(1)                         6,108,493                   6,017,819
Savers, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%, 3/4/17(1)                         9,000,000                   9,031,878
Sprouts Farmers LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6%, 4/18/18(1)                           8,603,438                   8,549,666
                                                                                                  -----------
                                                                                                   39,530,428
DIVERSIFIED CONSUMER SERVICES-0.3%
Laureate Education, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7%, 8/15/14(1)                           6,167,229                   6,020,758
HOTELS, RESTAURANTS & LEISURE-8.3%
24 Hour Fitness Worldwide, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
Tranche B, 6.75%, 4/22/16(1)                                            9,048,600                   8,992,047
American Seafoods Group LLC, Sr.
Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 3/18/18(1)                                     10,150,673                  10,144,207
CCM Merger, Inc./MotorCity Casino,
Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7%, 3/1/17(1)                                               21,743,378                  22,062,745
Caesars Entertainment Operating Co.,
Inc., Extended Sr. Sec. Credit Facilities
Term Loan, 4.436%-4.479%, 1/28/18(1)                                   25,028,629                  21,879,202
Cedar Fair LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B,
4%, 12/15/17(1)                                                         3,726,317                   3,742,154
DineEquity, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche
B1, 4.25%, 10/19/17(1)                                                  6,869,407                   6,879,835

                     1 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                      Principal
                                                                        Amount                      Value
                                                                     ------------                 -----------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Golden Nugget, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan,
Tranche B, 3.07%, 6/30/14(1),(3)                                     $  3,635,881                 $ 3,199,575
Golden Nugget, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Delayed
Draw, 3.07%, 6/30/14(1),(3)                                             1,897,160                   1,669,500
Golden Nugget, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan,
Tranche 2L, 3.44%, 12/31/14(1)                                          2,528,348                   1,793,021
Isle of Capri Casinos, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.75%, 3/25/17(1)                        4,927,650                   4,957,379
Las Vegas Sands LLC, Extended Sr. Sec.
Credit Facilities 1st Lien Exit Term Loan,
Delayed Draw, 2.69%, 11/23/16(1)                                        1,518,156                   1,474,916
Las Vegas Sands LLC, Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan,
Tranche B, 2.69%, 11/23/16(1)                                           6,813,340                   6,614,145
MGM Mirage, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche C, 7%, 2/21/14(1)                                               1,945,000                   1,907,012
Tranche E, 7%, 2/21/14(1)                                              22,178,056                  21,716,021
Michael Foods, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.25%, 2/25/18(1)                       11,606,367                  11,629,579
Revel Entertainment LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 9%, 2/17/17(1)                           3,330,000                   3,146,850
SeaWorld Parks & Entertainment,
Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 8/17/17(1)                                         4,549,131                   4,568,324
Six Flags Entertainment Corp., Sr. Sec.
Credit Facilities 1st Lien Term
Loan, Tranche B, 5.25%, 6/30/16(1)                                     15,186,721                  15,300,622
Town Sports International,
Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7%-7.151%, 5/11/18(1)                             8,229,375                   8,260,235
Turtle Bay Holding Co. LLC, Sr. Sec.
Credit Facilities Term Loan:
Tranche A, 10.20%, 3/1/13(1),(3)                                          303,024                     299,994
Tranche B, 2.56%, 3/1/15(1),(3)                                           615,545                     517,058
Venetian Macao Ltd., Sr. Sec. Credit
Facilities Term Loan:
Tranche B Add-on, 4.69%, 5/28/13(1)                                     2,423,068                   2,422,808
Tranche B, 4.69%, 5/27/13(1)                                            5,455,054                   5,454,470
Venetian Macao Ltd., Sr. Sec. Credit
Facilities Term Loan, Delayed
Draw, 4.69%, 5/25/12(1)                                                 3,343,625                   3,343,267
                                                                                                  -----------
                                                                                                  171,974,966
HOUSEHOLD DURABLES-0.4%
Spectrum Brands Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5%-6.164%, 6/17/16(1)                    6,941,498                   6,997,898
LEISURE EQUIPMENT & PRODUCTS-0.5%
Ameristar Casinos, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4%, 4/16/18(1)                           4,349,100                   4,369,336
KE Octavius Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.25%-10.11%, 4/25/17(1)                                     6,670,000                   6,733,365
                                                                                                  -----------
                                                                                                   11,102,701
MEDIA-14.1%
Advanstar Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.50%, 6/2/14(1)                        15,771,640                  13,379,603

                     2 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                Principal
                                                                                  Amount                      Value
                                                                                ---------                     -----
MEDIA CONTINUED
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 10/9/16(1)                                                 $10,848,530                 $10,848,530
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.90%, 7/15/13(1),(3)                                                  1,778,222                   1,022,478
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 3/8/16(1)                                          1,334,579                   1,339,579
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.50%, 1/27/16(1)                                                           3,355,097                   3,373,071
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities
Incremental Term Loan, 7.50%, 7/3/14(1)                                           6,858,586                   6,833,936
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Term Loan, 2.50%, 7/3/14(1)                                           20,730,159                  18,657,143
Charter Communications Operation LLC, Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche C, 3.50%, 9/6/16(1)                 1,601,885                   1,598,876
Charter Communications Operation
LLC, Sr. Sec. Credit Facilities 3rd Lien
Term Loan, 2.686%, 9/6/14(1)                                                      4,484,063                   4,387,655
Charter Communications, Inc., Sr. Sec.
Credit Facilities Term Loan, Tranche
T2 Add-on, 7.151%, 3/6/14(1)                                                        404,358                     407,795
Cinram International, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
Tranche B, 10.25%, 12/31/13(1)                                                   10,095,078                   7,874,162
Cinram International, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term
Loan, 5.85%, 12/31/11(1),(3)                                                      3,792,240                   1,466,334
Clear Channel Communications,
Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.836%, 1/29/16(1)                                          7,172,153                   6,063,833
Dex Media West LLC, Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 7%, 10/24/14(1)                               6,266,746                   5,258,846
Filmyard Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.75%-8.137%, 6/22/16(1)                           6,783,923                   6,885,682
Filmyard Holdings LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 13%, 12/22/16(1)                                   1,085,001                   1,144,674
Fox Acquisition Sub LLC, Sr. Sec.
Credit Facilities 1st
Lien Term Loan, 4.75%, 7/14/15(1)                                                19,529,251                  19,553,663
Gray Television, Inc., Sr. Sec.
Credit Facilities Term Loan, 3.70%, 12/31/14(1)                                   7,091,812                   6,981,889
Hit Entertainment, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B,
5.523%, 6/1/12(1)                                                                20,844,744                  20,688,409
Intelsat Jackson Holdings SA, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
Tranche B, 5.25%, 4/2/18(1)                                                       1,250,000                   1,255,729
Intelsat Jackson Holdings SA, Sr. Sec.
Credit Facilities Term Loan, 3.285%, 2/1/14(1)                                   19,631,580                  18,956,745
Knology, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 8/18/17(1)                                         4,428,900                   4,419,214
Media General, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche
A, 4.686%-4.754%, 3/29/13(1)                                                     18,303,546                  16,587,589
Mediacom Communications Corp., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
Tranche E, 4.50%, 10/23/17(1)                                                     5,445,000                   5,421,859

                     3 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                     Principal
                                                                                       Amount                      Value
                                                                                     ------------                 -----------
MEDIA CONTINUED
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%,
10/23/17(1)                                                                          $  6,930,000                 $ 6,886,632
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche D,
5.50%, 3/31/17(1)                                                                       4,351,706                   4,212,995
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.50%, 12/24/12(1)                                                                      5,000,000                   4,993,750
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13.759%-13.869%, 11/15/13(1),(3)                                                        9,148,908                   9,188,934
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7%, 5/6/18(1)                                                          7,500,000                   7,396,875
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.877%, 9/14/16(1)                                                          10,938,118                  10,997,370
Newport Television LLC/High Plains Broadcasting Operating
Co. LLC, Sr. Sec. Credit Facilities Term Loan, 8.877%, 9/14/16(1)                       2,989,791                   3,005,987
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6%, 5/3/17(1)                                            7,285,000                   7,294,106
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term Loan,
Tranche B, 4.808%-4.83%, 8/1/14(1),(3)                                                 10,835,567                   8,702,315
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.25%, 3/6/17(1)                                                                    997,500                     999,994
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 10/28/16(1)                                                   4,756,528                   4,770,403
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/29/14(1)                                                                 401,784                     399,775
Tranche B, 8%, 9/29/14(1),(3)                                                             357,141                     355,355
Summit Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.50%, 9/7/16(1)                                                  8,300,000                   8,242,938
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Incremental Term Loan, 6.69%-8.63%, 6/30/14(1)                                          7,171,147                   7,202,521
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 2.686%-4.685%, 6/30/14(1)                                           422,605                     409,201
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 8%, 6/30/15(1),(4)                                                           4,457,172                   4,496,173
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan,
Tranche B, 7.50%, 6/19/15(1)                                                           16,491,522                  16,677,052
                                                                                                                  -----------
                                                                                                                  290,639,670
MULTILINE RETAIL-0.2%
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term
Loan, 4.75%, 5/16/18(1)                                                                 4,445,000                   4,396,256
SPECIALTY RETAIL-2.0%
Burlington Coat Factory Warehouse Corp., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%,
2/23/17(1)                                                                              4,987,500                   4,984,383
Claire's Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2.996%-3.023%, 5/29/14(1)                                                   12,098,096                  11,047,073
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.75%, 3/7/18(1)                                                             7,670,000                   7,386,694

                     4 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                     Principal
                                                                                       Amount                      Value
                                                                                    -----------                 -----------
SPECIALTY RETAIL CONTINUED
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/19/18(1)                                             $10,850,000                 $10,714,375
Sports Authority, Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.50%, 11/16/17(1)                                     1,990,000                   2,008,656
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6%, 9/1/16(1)                                          5,657,250                   5,662,557
                                                                                                                -----------
                                                                                                                 41,803,738
TEXTILES, APPAREL & LUXURY GOODS-0.7%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%, 12/22/16(1)                                                             14,718,242                  14,713,650
CONSUMER STAPLES-2.7%
FOOD PRODUCTS-1.7%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%, 3/8/18(1)                                                     6,000,000                   5,993,436
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5%-5.50%, 3/2/17(1)                                                       2,596,487                   2,602,709
Tranche C1, 5%-5.50%, 3/2/17(1)                                                       6,448,228                   6,463,678
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.25%, 5/25/18(1)                                                          3,000,000                   3,000,939
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7%, 9/30/16(1)                                                                       11,106,848                  11,231,800
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.25%, 9/29/17(1)                                                                    6,525,000                   6,635,109
                                                                                                                -----------
                                                                                                                 35,927,671
PERSONAL PRODUCTS-1.0%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.419%,
3/5/15(1),(3)                                                                         1,256,379                   1,193,560
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B1, 4.25%, 10/1/17(1)                                                                 4,965,024                   4,969,161
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.671%,
11/19/17(1)                                                                          13,251,175                  13,293,963
                                                                                                                -----------
                                                                                                                 19,456,684
ENERGY-2.7%
ENERGY EQUIPMENT & SERVICES-2.5%
AL Gulf Coast Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.75%, 7/22/16(1)                                               9,270,061                   9,316,411
Bourland & Leverich Supply, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 11%, 8/19/15(1)                                                            5,082,000                   5,361,510
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 5/6/16(1)                                                8,800,872                   8,797,431
Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.50%, 7/11/13(1)                                                    8,209,058                   8,207,137
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.50%, 4/20/17(1)                                                         15,408,361                  15,456,512
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities Term
Loan:
Tranche I-A, 6.50%, 4/20/17(1)                                                        2,041,734                   2,048,114

                     5 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                     Principal
                                                                                       Amount                      Value
                                                                                     -----------                 -----------
ENERGY EQUIPMENT & SERVICES CONTINUED
Tranche I-M, 6.50%, 4/20/17(1)                                                       $ 1,247,103                 $ 1,251,000
                                                                                                                 -----------
                                                                                                                  50,438,115
OIL, GAS & CONSUMABLE FUELS-0.2%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4%, 3/18/18(1)                                                              4,715,000                   4,724,944
FINANCIALS-4.7%
CAPITAL MARKETS-1.8%
AGFS Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.50%, 5/10/17(1)                                                                     19,905,000                  19,554,592
Fortress Investment Group LLC, Sr. Sec. Credit Facilities Term
Loan, 5.75%, 10/7/15(1)                                                                3,727,232                   3,787,800
Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.746%-5.773%, 5/13/17(1)                                              9,278,420                   9,293,887
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan,
3.246%-3.273%, 11/13/14(1)                                                             4,938,574                   4,883,785
                                                                                                                 -----------
                                                                                                                  37,520,064
DIVERSIFIED FINANCIAL SERVICES-0.5%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche A2, 7%, 6/30/14(1)                                                            10,000,000                   9,964,250
INSURANCE-1.3%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B2, 7%, 3/17/16(1)                                                                     8,653,846                   8,712,571
International Lease Finance Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B1, 6.75%, 3/17/15(1)                                          8,346,154                   8,381,625
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.436%, 4/3/14(1)                                                          10,594,523                   8,515,348
                                                                                                                 -----------
                                                                                                                  25,609,544
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.9%
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Delayed Draw, Tranche B, 13.50%, 10/15/17                                             17,290,000                  18,356,222
THRIFTS & MORTGAGE FINANCE-0.2%
Green Tree Credit Solutions, Sr. Sec. Credit Facilities Term
Loan, 7.89%, 12/18/15(1)                                                               4,815,099                   4,809,080
HEALTH CARE-9.7%
BIOTECHNOLOGY-0.4%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 6%, 10/10/16(1)                                                                     7,485,000                   7,528,660
HEALTH CARE EQUIPMENT & SUPPLIES-2.9%
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17(1)                             1,945,112                   1,929,552
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 2/25/17(1)                                                       15,675,713                  14,688,143
Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan, 8%,
1/29/16(1)                                                                             7,598,760                   7,669,998
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.75%, 12/22/16(1)                                                          1,492,500                   1,495,755

                     6 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                    Principal
                                                                                      Amount                      Value
                                                                                   -----------                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Endo Pharmaceuticals Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4%, 4/14/18(1)                                      $ 3,620,000                 $ 3,637,724
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 5%, 5/4/18(1)                                                   13,135,000                  12,905,072
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5%, 4/6/18(1)                                                                  2,940,000                   2,897,126
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 5/3/18(1)                                                       5,531,138                   5,533,903
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7%, 2/9/17(1)                                                  3,740,625                   3,738,755
Renal Advantage Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.75%, 12/17/16(1)                                             1,492,500                   1,498,097
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.186%, 5/20/14(1)                                                        5,084,441                   5,045,248
                                                                                                               -----------
                                                                                                                61,039,373
HEALTH CARE PROVIDERS & SERVICES-5.8%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.50%, 9/15/15(1)                                                         9,875,000                   9,902,778
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 8.50%, 4/14/15(1)                                         5,581,299                   5,602,229
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 8.50%, 4/14/15(1)                                         5,581,299                   5,602,229
Community Health Systems, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.754%, 1/25/17(1)                                    2,119,199                   2,071,510
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.504%, 7/25/14(1)                                                  4,220,298                   4,085,502
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 2.504%, 7/25/14(1)                                                 216,990                     210,059
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 5/2/18(1)                                                    11,486,213                  11,464,676
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.75%, 8/17/16(1)                                            12,170,462                  12,118,738
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B3, 3.496%, 5/1/18(1)                                                                5,917,784                   5,836,006
Healthspring, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6%, 10/21/16(1)                                                           5,513,620                   5,513,620
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%, 4/9/18(1)                                                               8,540,000                   8,542,135
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.75%, 8/26/17(1)                                                                   13,846,154                  13,818,032
SHG Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.50%, 10/18/16(1)                                                        9,347,667                   9,318,455
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.50%, 6/1/18(1)                                                   13,645,000                  13,423,269
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 1/29/16(1)                                                 7,425,281                   7,431,778

                     7 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                     Principal
                                                                                       Amount                      Value
                                                                                    -----------                 -----------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.75%, 8/4/16(1)                                                   $  5,955,075                 $ 5,930,510
                                                                                                                  -----------
                                                                                                                  120,871,526
PHARMACEUTICALS-0.6%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.436%, 4/10/14(1)                                                          12,640,652                  12,119,225
INDUSTRIALS-24.6%
AEROSPACE & DEFENSE-5.1%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term
Loan, 3.186%, 9/28/12(1)                                                                  510,035                     479,433
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 3.191%, 9/30/13(1)                                                                   8,917,681                   8,382,620
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.50%, 4/20/17(1)                                                            5,335,000                   5,297,212
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.25%, 3/7/16(1)                                                                       11,535,553                  11,411,188
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 7/7/16(1)                                                  8,352,452                   8,414,051
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 10%, 7/10/15(1)                                                                  11,250,000                  10,968,750
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 3.44%, 4/30/13(1)                                                     3,450,532                   3,381,522
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3.44%, 4/30/13(1)                                                                         599,125                     587,143
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche A, 10.50%, 3/26/14(1)                                                    17,429,882                  17,680,436
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 2.246%, 3/26/14(1)                                                             113,101                      95,415
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.186%-2.246%, 3/26/14(1)                                                    1,828,996                   1,542,986
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.25%, 12/30/12(1)                                                          19,554,510                  19,566,731
TransDigm Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4%, 2/14/17(1)                                                                    5,308,325                   5,333,624
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
2.188%, 2/1/14(1)                                                                      11,814,315                  11,292,512
                                                                                                                  -----------
                                                                                                                  104,433,623
BUILDING PRODUCTS-1.3%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, 7%, 4/30/16(1)                                                                   15,444,000                  15,212,340
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan,
7.397%, 5/11/13(1)                                                                      1,252,532                   1,250,183
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.231%, 3/21/11(2)                                                           1,837,461                     229,683
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9%, 10/30/17(1)                                                                     975,000                   1,003,843

                     8 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                      Value
                                                                                  -----------                 -----------
BUILDING PRODUCTS CONTINUED
Summit Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.50%, 12/31/15(1)                                               $ 8,831,612                 $ 8,835,295
                                                                                                              -----------
                                                                                                               26,531,344
COMMERCIAL SERVICES & SUPPLIES-8.6%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 12/17/17(1)                                                  6,493,725                   6,534,278
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9.25%, 6/18/18(1)                                                   4,188,000                   4,257,801
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 2/3/17(1)                                                 3,491,250                   3,510,888
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.50%, 2/2/18(1)                                                         2,000,000                   2,040,000
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.50%, 5/24/18(1)                                                       17,199,999                  16,997,866
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%,
5/24/19(1)                                                                          5,260,000                   5,293,696
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.397%, 5/21/15(1)                                                             455                         459
Tranche B, 4.19%, 5/28/15(1)                                                        3,474,215                   3,498,823
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 3/16/17(1)                                                     6,583,500                   6,638,360
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10%, 3/16/18(1)                                                               2,380,000                   2,439,500
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.186%, 11/9/14(1)                                                                  4,931,109                   4,745,507
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.50%, 9/30/16(1)                                                        4,760,535                   4,770,951
Fidelity National Information Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/18/16(1)                         9,493,263                   9,481,396
Fifth Third Processing Solutions LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B1, 4.50%, 11/3/16(1)                                     478,800                     480,895
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.186%, 3/24/18(1)                                                      20,561,525                  18,902,929
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 2.936%, 9/24/14(1)                                                     1,073,396                     996,246
Tranche B-2, 2.936%, 9/24/14(1)                                                       856,596                     795,029
Tranche B-3, 2.936%, 9/24/14(1)                                                       258,170                     239,614
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.75%, 2/11/18(1)                                                            14,341,058                  14,371,303
KAR Auction Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 5/19/17(1)                                                5,595,000                   5,616,854
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.25%, 6/20/16(1)                                                        4,693,275                   4,713,809
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.50%, 12/20/16(1)                                                           4,760,000                   4,780,825
MoneyGram International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%-5.425%, 11/18/17(1)                                     3,583,077                   3,590,917

                     9 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                     Principal
                                                                                       Amount                      Value
                                                                                    -----------                 -----------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10%, 7/20/13(1)                                                          $    555,000                 $   553,613
NEW Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6%, 3/23/16(1)                                                                   9,285,712                   9,277,977
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.186%-
2.273%, 9/30/14(1)                                                                     5,825,000                   5,213,013
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5%, 12/31/16(1)                                                                        3,319,754                   3,322,825
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.75%, 2/10/18(1)                                                           6,942,600                   6,964,296
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 4.741%, 8/21/15(1)                                                          3,513,256                   3,368,334
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.997%, 2/21/15(1)                                                   10,459,220                  10,276,184
Waste Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/17/17(1)                                                7,316,663                   7,337,149
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 4.496%-4.524%, 7/15/16(1)                                                  5,847,569                   5,873,152
                                                                                                                 -----------
                                                                                                                 176,884,489
CONSTRUCTION & ENGINEERING-0.2%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan,
5.75%, 3/19/15(1)                                                                      4,642,373                   4,691,698
ELECTRICAL EQUIPMENT-3.8%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.50%, 12/8/16(1)                                                     1,303,450                   1,309,967
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.25%, 6/8/17(1)                                                                 1,745,000                   1,753,725
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.50%, 4/27/17(1)                                                                      7,288,000                   7,325,956
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.50%, 10/27/17(1)                                                                     1,090,000                   1,104,533
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.25%, 12/19/16(1)                                               8,761,244                   8,791,366
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.25%, 12/19/16(1)                                                          3,676,256                   3,688,895
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.50%, 11/11/15(1)                                      1,492,500                   1,500,419
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5%, 5/16/18(1)                                                              9,345,000                   9,120,720
Freescale Semiconductor Holdings, Inc., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, 4.441%, 12/1/16(1)                              21,611,706                  21,540,798
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%, 4/27/18(1)                                                                6,250,000                   6,242,188
Reynolds & Reynolds Co. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.75%, 4/21/18(1)                                                3,000,000                   3,004,218

                     10 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                     Principal
                                                                                       Amount                       Value
                                                                                    -----------                  -----------
ELECTRICAL EQUIPMENT CONTINUED
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 5/2/18(1)                                              $ 12,865,000                 $12,802,682
                                                                                                                 -----------
                                                                                                                  78,185,467
INDUSTRIAL CONGLOMERATES-0.8%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 5%, 5/31/16(1)                                                       5,665,668                   5,697,537
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 3/7/17(1)                                                         3,582,000                   3,585,732
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan,
10.849%, 8/26/13(1)                                                                    5,807,675                   5,168,831
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.75%, 5/9/17(1)                                                                       3,152,100                   3,167,205
                                                                                                                 -----------
                                                                                                                  17,619,305
MACHINERY-2.0%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.50%, 5/31/16(1)                                                           3,164,100                   3,159,487
Bucyrus International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche C, 4.25%, 2/19/16(1)                                                3,665,576                   3,674,992
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.25%, 11/13/17(1)                                               3,340,000                   3,353,918
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.25%, 9/29/16(1)                                                           9,595,510                   9,608,330
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.69%, 7/31/14(1)                                                          19,703,986                  18,768,047
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 2.69%, 7/31/14(1)                                                        2,471,698                   2,354,292
                                                                                                                 -----------
                                                                                                                  40,919,066
ROAD & RAIL-1.9%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6%, 12/21/16(1)                                                                 14,579,536                  14,697,907
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan,
6.50%, 10/12/14(1)                                                                    24,626,376                  24,487,853
                                                                                                                 -----------
                                                                                                                  39,185,760
TRADING COMPANIES & DISTRIBUTORS-0.9%
CIT Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, Tranche 3, 6.25%, 8/11/15(1)                                            12,604,709                  12,703,744
Walter Investment Management Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 3/28/16(1)                                       4,000,000                   3,935,000
Walter Investment Management Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 11%, 9/28/16(1)                                                    3,000,000                   2,951,250
                                                                                                                 -----------
                                                                                                                  19,589,994
INFORMATION TECHNOLOGY-3.5%
COMPUTERS & PERIPHERALS-0.5%
CDW Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%, 7/15/17(1)                                                    11,431,526                  11,291,010

                     11 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                     Principal
                                                                                       Amount                       Value
                                                                                    -----------                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.3%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.25%, 5/9/18(1)                                                         $  5,380,000                 $ 5,369,880
INTERNET SOFTWARE & SERVICES-0.7%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 4.755%, 10/26/17(1)                                                  3,628,764                   3,507,429
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 3.005%, 10/24/14(1)                                                        1,806,518                   1,741,597
Savvis Communications Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.75%, 8/4/16(1)                                                10,123,500                  10,194,365
                                                                                                                 -----------
                                                                                                                  15,443,391
IT SERVICES-1.3%
Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 5%,
2/20/17(1)                                                                               796,000                     799,483
Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term Loan, 8.75%,
2/19/18(1)                                                                             2,860,000                   2,917,200
Dupont Fabros Technology LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.75%, 12/2/14(1)                                                          15,231,333                  15,288,451
Telcordia Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.75%, 4/30/16(1)                                                           7,340,934                   7,356,225
                                                                                                                 -----------
                                                                                                                  26,361,359
SOFTWARE-0.7%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%,
11/3/16(1)                                                                             4,136,850                   4,149,778
Rovi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4%, 2/7/18(1)                                                                       2,184,525                   2,194,082
Verint Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.50%, 10/27/17(1)                                                          8,170,000                   8,170,000
                                                                                                                 -----------
                                                                                                                  14,513,860
MATERIALS-10.0%
CHEMICALS-5.0%
AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.75%-5.425%, 11/21/16(1)                                                              7,371,759                   7,396,329
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, Tranche B, 5.50%, 8/29/16(1)                                                     5,356,000                   5,387,242
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche C1-B, 4%, 5/5/15(1)                                                            1,611,777                   1,591,227
Tranche C2-B, 4%, 5/5/15(1)                                                              836,892                     826,222
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche C4-B, 4.063%, 5/5/15(1)                                                  4,768,373                   4,774,214
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.75%, 1/29/16(1)                                                2,483,030                   2,503,205
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan:
Tranche B2, 7.501%, 12/16/13(1)                                                        6,803,251                   7,047,746
Tranche C2, 8.001%, 12/16/14(1)                                                        6,948,213                   7,197,918

                     12 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                     Principal
                                                                                       Amount                       Value
                                                                                    -----------                  -----------
CHEMICALS CONTINUED
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10%, 9/10/15(1)                                                          $  3,790,500                 $ 3,790,500
Millennium Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 5.996%, 11/15/14(1)                                                           600,000                     596,250
Momentive Performance Materials, Inc., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, 3.688%, 5/5/15(1)                                7,208,813                   7,088,664
Omnova Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.75%, 5/31/17(1)                                                     2,397,950                   2,409,940
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.44%-
3.53%, 7/30/14(1)                                                                      3,088,716                   3,000,345
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.69%,
7/30/15(1)                                                                            19,555,358                  19,213,140
Potters Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6%, 5/6/17(1)                                                                    1,810,000                   1,813,394
Potters Holdings II LP, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.25%, 11/6/17(1)                                                               1,535,000                   1,581,050
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6%, 8/2/17(1)                                                              11,944,987                  11,951,211
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5%, 6/30/17(1)                                                             14,994,650                  14,990,631
                                                                                                                 -----------
                                                                                                                 103,159,228
CONSTRUCTION MATERIALS-0.9%
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6%, 2/18/17(1)                                                                   6,000,000                   6,015,000
Capital Auto LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5%, 3/11/17(1)                                                              7,906,877                   7,921,702
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%,
12/22/16(1)                                                                            4,975,000                   4,912,813
                                                                                                                 -----------
                                                                                                                  18,849,515
CONTAINERS & PACKAGING-2.9%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 3/2/16(1)                                                               9,222,587                   9,314,813
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10%, 9/2/16(1)                                                             12,000,000                  12,255,000
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 5.688%, 9/28/14(1)                                                         19,000,000                  17,337,500
Graham Packaging Co. LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche D, 6%, 9/23/16(1)                                                   4,962,500                   4,979,715
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 11.25%, 11/19/15(1)                                                         4,436,500                   4,436,500
Multi-Packaging Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7%, 5/13/16(1)                                                              3,838,000                   3,852,393
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche E, 4.25%, 2/9/18(1)                                                 8,728,125                   8,692,366
                                                                                                                 -----------
                                                                                                                  60,868,287

                     13 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                         Principal
                                                                                           Amount                      Value
                                                                                        -----------                 -----------
METALS & MINING-0.9%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan,
2.408%, 12/19/13(2)                                                                     $   837,221                 $        84
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.25%, 3/15/17(1)                                                        6,510,000                   6,528,990
JMC Steel Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.75%, 4/1/17(1)                                                                          3,391,500                   3,406,297
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%,
3/10/17(1)                                                                                4,776,000                   4,793,246
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 4/2/18(1)                                                            2,885,001                   2,891,004
                                                                                                                    -----------
                                                                                                                     17,619,621
PAPER & FOREST PRODUCTS-0.3%
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9%-9.123%, 11/19/16(1)                                                         7,245,250                   7,245,250

TELECOMMUNICATION SERVICES-3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES-1.6%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 2.496%, 6/2/14(1)                                                            21,815,061                  21,324,222
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.75%, 2/23/17(1)                                                        5,238,228                   5,223,168
Vonage Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 9.75%-10.11%, 12/14/15(1)                                                6,090,000                   6,120,450
                                                                                                                    -----------
                                                                                                                     32,667,840
WIRELESS TELECOMMUNICATION SERVICES-1.5%
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5%, 11/10/16(1)                                                                    10,417,650                  10,388,356
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 13%, 5/10/17(1)                                                                     4,760,000                   4,771,900
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 3.938%-4%, 3/19/18(1)                                                  16,109,591                  16,102,874
                                                                                                                    -----------
                                                                                                                     31,263,130
UTILITIES-3.8%
ELECTRIC UTILITIES-3.5%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14(1)                         7,729,838                   7,768,487
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term
Loan, Tranche B, 4.345%, 10/19/15(1),(3)                                                  2,935,538                   2,062,215
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6%, 9/20/17(1)                                                                 5,984,775                   5,991,508
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 1.996%, 8/16/12(1)                                                             7,639,874                   7,458,427
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 3.746%, 8/16/13(1)                                                            10,000,000                   9,540,000
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 1.936%, 8/16/12(1)                                                      1,396,547                   1,363,379

                     14 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                         Principal
                                                                                           Amount                      Value
                                                                                        -----------               -------------
ELECTRIC UTILITIES CONTINUED
---------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 1.996%, 8/16/12(1)                                                  $   608,065                 $   593,624
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.279%, 2/22/15(1),(3)                                                                   17,143,167                  13,371,670
New Development Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.50%, 4/1/18(1)                                               7,980,000                   7,919,655
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, 4.69%-4.768%, 10/10/17(1)                          21,708,019                  16,974,889
                                                                                                                  -------------
                                                                                                                     73,043,854
WATER UTILITIES-0.3%
Entegra TC LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche B, 4.685%, 4/19/14(1)                                                             6,227,427                   6,161,261
                                                                                                                  -------------
Total Corporate Loans (Cost $1,940,009,954)                                                                       1,968,423,279
LOAN PARTICIPATIONS-0.1%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.50%, 7/31/15 (Cost $1,504,138)                                              1,630,000                   1,740,025
CORPORATE BONDS AND NOTES-1.3%
Aleris International, Inc., 6% Bonds, 7/1/20                                                 43,747                      43,747
Berry Plastics Corp., 5.028% Sr. Sec. Nts., 2/15/15(1)                                    3,530,000                   3,503,525
Berry Plastics Holding Corp., 4.122% Sr. Sec. Nts., 9/15/14(1)                            8,685,000                   8,120,475
Lyondell Chemical Co., 11% Sr. Sec. Nts., 5/1/18                                          6,485,120                   7,295,760
Verso Paper Holdings LLC/Verso Paper, Inc., 4.023% Sr. Sec.
Nts., Series B, 8/1/14(1)                                                                 8,177,500                   7,584,631
Wellman, Inc., 5% Cv. Nts., 1/29/19(2),(3)                                                1,076,188                     903,998
                                                                                                                  -------------
Total Corporate Bonds and Notes (Cost $29,903,640)                                                                   27,452,136

                                                                                            Shares
                                                                                            ------
PREFERRED STOCKS-0.0%
Alpha Media Group, Inc., Preferred (5)(Cost $0)                                                 105                           -
COMMON STOCKS-1.7%
Aleris Holding Co.                                                                           50,627                   2,923,709
Alpha Media Group, Inc.(5)                                                                      784                           -
BosPower Partners LLC(5),(6)                                                                 11,610                   3,831,300
Champion Opco LLC(5)                                                                        237,986                     654,462
Cinram International Income Fund(5)                                                         252,787                     100,255
Levlad LLC(5)                                                                                 7,730                      57,974
Metro-Goldwyn-Mayer Studios, Inc.(5)                                                        485,598                  11,048,569
Turtle Bay Holding Co. LLC(5)                                                               293,838                     301,184
Wellman, Inc.(5)                                                                                973                       4,396
Young Broadcasting, Inc., Cl. A(4),(5)                                                        5,508                  15,422,400
                                                                                                                     ----------
Total Common Stocks (Cost $29,469,504)                                                                               34,344,249

                     15 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                            Units                      Value
RIGHTS, WARRANTS AND CERTIFICATES-0.5%
Champion Opco LLC Wts., Strike Price $0.000001, Exp.
1/27/20(5)                                                                                  86,682                    $       -
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp.
12/18/16(5)                                                                                  6,081                    4,256,700
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp.
12/24/24(4),(5)                                                                              1,920                    5,376,000
                                                                                                                      ---------
Total Rights, Warrants and Certificates (Cost $5,482,651)                                                             9,632,700

                                                                                            Shares
                                                                                            ------
INVESTMENT COMPANY-1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%(4),(7)
(Cost $24,173,415)                                                                       24,173,415                  24,173,415
Total Investments, at Value (Cost $2,030,543,302)                                             100.0%              2,065,765,804
Other Assets Net of Liabilities                                                                 0.0                     602,656
                                                                                         --------------------------------------
Net Assets                                                                                    100.0%             $2,066,368,460
                                                                                         ======================================

----------
Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. Interest or dividend is paid-in-kind, when applicable.

4. Is or was an affiliate, as defined in the Investment Company
   Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES/UNITS/                                  SHARES/UNITS/
                                                                         PRINCIPAL           GROSS         GROSS        PRINCIPAL
                                                                     SEPTEMBER 30, 2010    ADDITIONS    REDUCTIONS    JUNE 30, 2011
                                                                     ------------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E                           65,241,563   767,431,852   808,500,000      24,173,415
Young Broadcasting, Inc., Cl. A                                                   1,986         3,522             -           5,508
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 8%, 6/30/15                                                        4,420,944        36,228             -       4,457,172
Young Broadcasting, Inc., Wts., Strike Price $0.01, Exp.
12/24/24                                                                          5,382             -         3,462           1,920

                                                                                                           VALUE            INCOME
                                                                                                        -----------        --------
Oppenheimer Institutional Money Market Fund, Cl. E                                                      $24,173,415        $139,742
Young Broadcasting, Inc., Cl. A                                                                          15,422,400               -
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 8%, 6/30/15                                                                                    4,496,173         307,684
Young Broadcasting, Inc., Wts., Strike Price $0.01, Exp.
12/24/24                                                                                                  5,376,000               -
                                                                                                        -----------        --------
                                                                                                        $49,467,988        $447,426
                                                                                                        ===========        ========

5. Non-income producing security.

                     16 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

6. Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $3,831,300, which represents 0.19% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                ACQUISITION                              UNREALIZED
SECURITY                                                                          DATE          COST        VALUE      APPRECIATION
------------------------------------------                                     -----------   ----------   ----------   ------------
BosPower Partners LLC                                                                2/4/11  $3,483,000   $3,831,300   $    348,300

7. Rate shown is the 7-day yield as of June 30, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

  1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

  2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

  3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                               LEVEL 2-             LEVEL 3-
                                                         LEVEL 1-         OTHER SIGNIFICANT        SIGNIFICANT
                                                        UNADJUSTED            OBSERVABLE          UNOBSERVABLE
                                                      QUOTED PRICES             INPUTS               INPUTS              VALUE
                                                      --------------      ------------------      -------------      --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Loans                                       $            -      $    1,968,423,195      $          84      $1,968,423,279
Loan Participations                                                -               1,740,025                  -           1,740,025
Corporate Bonds and Notes                                          -              26,504,391            947,745          27,452,136
Preferred Stocks                                                   -                       -                  -                   -
Common Stocks                                                100,255              18,162,736         16,081,258          34,344,249
Rights, Warrants and Certificates                                  -               4,256,700          5,376,000           9,632,700
Investment Company                                        24,173,415                       -                  -          24,173,415
                                                      -----------------------------------------------------------------------------
Total Assets                                          $   24,273,670      $    2,019,087,047      $  22,405,087      $2,065,765,804
                                                      -----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The

                     17 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued.
Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Loans are valued at the mean between the "bid" and "asked" price, as typically obtained from independent pricing services. These prices are determined based upon information obtained from market participants including the average of broker-dealer price quotations. Loans may also be valued based upon price quotations obtained directly from a broker-dealer. Price quotations provided by broker-dealers may be based on reported trade data, to the extent the loan has recently traded.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn

                     18 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of June 30, 2011, securities with an aggregate market value of $1,970,163,304, representing 95.34% of the Fund's net assets were comprised of loans.

CREDIT RISK. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of June 30, 2011 is as follows:

Cost                                          $9,100,581
Market Value                                  $1,178,817
Market Value as a % of Net Assets                  0.06%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                     19 | Oppenheimer Master Loan Fund, LLC

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011